Short-Term Borrowings	12 Months Ended
Dec. 31, 2020
Short-Term Borrowings
Short-Term Borrowings

Note 17. Short-Term Borrowings

	December 31,	December 31,
	2019	2020
	(in thousands)
Unsecured borrowings	$57,339	-
Secured borrowings	$164,000	104,000
Unused credit lines	$242,476	280,921

Interest rate-unsecured borrowings	1.04403%~2.96453%	-
Interest rate-secured borrowings	0.35%~0.78%	0.33%~0.40%

As of December 31, 2019 and 2020, cash and time deposits totaling $164,000 thousand and $104,000 thousand are pledged as collateral, respectively.

As of December 31, 2020, unused credit lines will expire between February 2021 and November 2021. Among the unused credit lines, $21,053 thousand will expire before the end of March 2021, and $193,000 thousand belonging to the parent company needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings
	(in thousands)
January 1, 2019	$20,000	164,000
Change from financing activities:
Proceeds from borrowings	244,224	158,000
Repayments of borrowings	(207,006)	(158,000)
Total changes from financing activities	37,128	-
Other changes:
Effect of exchange rate changes	121	-
Total liability-related other changes	121	-
December 31,2019	57,339	164,000
Change from financing activities:
Proceeds from borrowings	208,137	278,000
Repayments of borrowings	(265,355)	(338,000)
Total changes from financing activities	(57,218)	(60,000)
Other changes:
Effect of exchange rate changes	(121)	-
Total liability-related other changes	(121)	-

December 31,2020	$-	104,000